10-K - Long-Term Debt - Narrative (Details) - USD ($)				3 Months Ended		12 Months Ended
	Oct. 31, 2022	Aug. 31, 2021	Apr. 01, 2021	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Sep. 20, 2021	Mar. 13, 2020	Jan. 23, 2020	Dec. 31, 2019	Apr. 16, 2019	Nov. 16, 2018
Debt Instrument [Line Items]
Cash and equivalents				$ 133,860,000		$ 78,637,000	$ 147,441,000
Cash and cash equivalents				240,485,000	$ 463,284,000	181,364,000	219,615,000	$ 714,389,000				$ 423,221,000
Loss from extinguishment of debt						$ 0	(115,288,000)	0
Credit Agreement [Member]
Debt Instrument [Line Items]
Maturity date						Jul. 30, 2026
Credit facility						$ 2,500,000,000
Covenant description						as of the last day of each fiscal quarter, the ratio of (a) Consolidated Total Funded Debt (as defined in the Credit Agreement) as of such date to (b) Consolidated EBITDA (as defined in the Credit Agreement), measured for the preceding 12 months, to not more than 3.75 to 1.00 (or 4.25 to 1.00 during material acquisition periods, subject to certain limitations).
Covenant compliance						As of December 31, 2022 and 2021, the Company was in compliance with all applicable covenants in the Credit Agreement as in effect as of the applicable date
Credit Agreement [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Letter of credit				39,511,000		$ 41,793,000	112,281,000
Credit facility						320,000,000
Credit Agreement [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt issuance costs						8,674,000
Credit facility						1,850,000,000
Long term debt				$ 650,587,000		$ 614,705,000	$ 803,944,000
Commitment - rate applicable				0.09%		0.09%	0.09%
Credit Agreement [Member] | Term Loan Facility
Debt Instrument [Line Items]
Credit facility						$ 650,000,000
Credit Agreement [Member] | Minimum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Interest rate applicable				5.77%		5.42%
Commitment - rate applicable						0.065%
Credit Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Required leverage ratio during material acquisition period						4.25
Required leverage ratio						3.75
Credit Agreement [Member] | Maximum [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Interest rate applicable				5.92%		5.74%
Commitment - rate applicable						0.15%
Credit Agreement [Member] | Maximum [Member] | Swing Line Loans [Member]
Debt Instrument [Line Items]
Swing line loans						$ 100,000,000
Other Facilities Not Affiliated With Credit Agreement [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Letter of credit				$ 85,120,000		85,319,000
Notes Payable to Sellers and Other Third Parties [Member]
Debt Instrument [Line Items]
Long term debt				$ 36,049,000		$ 37,232,000	$ 37,508,000
Notes Payable to Sellers and Other Third Parties [Member] | Minimum [Member]
Debt Instrument [Line Items]
Interest rate				2.42%		2.42%
Notes Payable to Sellers and Other Third Parties [Member] | Maximum [Member]
Debt Instrument [Line Items]
Interest rate				10.35%		10.35%
Drawing Fees For Bankers Acceptance And Ba Equivalent Notes And Letter Of Credit [Member] | Minimum [Member]
Debt Instrument [Line Items]
Margin rate for loans						0.75%
Drawing Fees For Bankers Acceptance And Ba Equivalent Notes And Letter Of Credit [Member] | Maximum [Member]
Debt Instrument [Line Items]
Margin rate for loans						1.25%
Senior Notes [Member]
Debt Instrument [Line Items]
Percentage of aggregate principal amount to be repurchased if change of control						100.00%
Covenant compliance						As of December 31, 2022 and 2021, the Company was in compliance with all applicable covenants in the Indenture
Senior Notes [Member] | Maximum [Member]
Debt Instrument [Line Items]
Percentage of aggregate principal amount to be repurchased if change of control						101.00%
Senior Notes [Member] | Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Maturity date			Apr. 01, 2021
Long term debt			$ 100,000,000
Senior Notes [Member] | New Senior Notes due 2021 [Member]
Debt Instrument [Line Items]
Maturity date		Jun. 01, 2021
Long term debt		$ 150,000,000
Senior Notes [Member] | Senior Notes due 2022 [Member]
Debt Instrument [Line Items]
Maturity date		Aug. 20, 2022
Long term debt		$ 125,000,000
Senior Notes [Member] | Senior Notes due 2023 [Member]
Debt Instrument [Line Items]
Maturity date		Jun. 01, 2023
Long term debt		$ 200,000,000
Senior Notes [Member] | Senior Notes due 2024 [Member]
Debt Instrument [Line Items]
Maturity date		Apr. 20, 2024
Long term debt		$ 150,000,000
Senior Notes [Member] | Senior Notes due 2025 [Member]
Debt Instrument [Line Items]
Maturity date		Aug. 20, 2025
Long term debt		$ 375,000,000
Senior Notes [Member] | Senior Notes due 2026 [Member]
Debt Instrument [Line Items]
Maturity date		Jun. 01, 2026
Long term debt		$ 400,000,000
Senior Notes [Member] | Senior Notes due 2027 [Member]
Debt Instrument [Line Items]
Maturity date		Apr. 20, 2027
Long term debt		$ 250,000,000
Senior Notes [Member] | Senior Notes due 2028 [Member]
Debt Instrument [Line Items]
Aggregate principal amount														$ 500,000,000
Interest rate				4.25%		4.25%	4.25%
Maturity date						Dec. 01, 2028
Debt instrument, redemption period						Sep. 01, 2028
Debt issuance costs						$ 5,792,000
Percentage of aggregate principal amount to be repurchased if change of control						100.00%
Long term debt				$ 500,000,000		$ 500,000,000	$ 500,000,000
Senior Notes [Member] | Senior Notes due 2029 [Member]
Debt Instrument [Line Items]
Aggregate principal amount													$ 500,000,000
Interest rate				3.50%		3.50%	3.50%
Maturity date						May 01, 2029
Debt instrument, redemption period						Feb. 01, 2029
Debt issuance costs						$ 5,954,000
Long term debt				$ 500,000,000		$ 500,000,000	$ 500,000,000
Senior Notes [Member] | Senior Notes due 2029 [Member] | Minimum [Member]
Debt Instrument [Line Items]
Percentage of aggregate principal amount to be repurchased if change of control						100.00%
Senior Notes [Member] | Senior Notes due 2030
Debt Instrument [Line Items]
Aggregate principal amount											$ 600,000,000
Interest rate				2.60%		2.60%	2.60%
Maturity date						Feb. 01, 2030
Debt instrument, redemption period						Nov. 01, 2029
Debt issuance costs						$ 5,435,000
Percentage of aggregate principal amount to be repurchased if change of control						100.00%
Long term debt				$ 600,000,000		$ 600,000,000	$ 600,000,000
Senior Notes [Member] | Senior Notes due 2032 [Member]
Debt Instrument [Line Items]
Aggregate principal amount									$ 650,000,000
Interest rate				2.20%		2.20%
Maturity date						Jan. 15, 2032
Debt instrument, redemption period						Oct. 15, 2031
Debt discount						$ 1,066,000
Debt issuance costs						$ 5,979,000
Percentage of aggregate principal amount to be repurchased if change of control						100.00%
Long term debt				$ 650,000,000		$ 650,000,000	$ 650,000,000
Senior Notes [Member] | Senior Notes due 2050
Debt Instrument [Line Items]
Aggregate principal amount										$ 500,000,000
Interest rate				3.05%		3.05%	3.05%
Maturity date						Apr. 01, 2050
Debt instrument, redemption period						Oct. 01, 2049
Debt discount						$ 7,375,000
Debt issuance costs						$ 5,682,000
Percentage of aggregate principal amount to be repurchased if change of control						100.00%
Long term debt				$ 500,000,000		$ 500,000,000	$ 500,000,000
Senior Notes [Member] | Senior Notes due 2052
Debt Instrument [Line Items]
Aggregate principal amount									$ 850,000
Interest rate				2.95%		2.95%	2.95%
Maturity date						Jan. 15, 2052
Debt instrument, redemption period						Jul. 15, 2051
Debt discount						$ 12,742,000
Debt issuance costs						$ 9,732,000
Percentage of aggregate principal amount to be repurchased if change of control						100.00%
Long term debt				$ 850,000,000		$ 850,000,000	$ 850,000,000
Senior Notes [Member] | Private Placement Notes [Member]
Debt Instrument [Line Items]
Debt extinguishment							1,500,000,000
Senior Notes [Member] | Private Placement Notes Make Whole Payment [Member]
Debt Instrument [Line Items]
Debt extinguishment							110,617,000
Term Loan Facility | Term Loan Agreement [Member]
Debt Instrument [Line Items]
Aggregate principal amount	$ 800,000,000
Interest rate				5.78%		5.42%
Maturity date						Jul. 30, 2026
Debt issuance costs						$ 1,725,000
Long term debt				$ 800,000,000		$ 800,000,000	0
Margin rate for loans						1.00%
Covenant description						as of the last day of each fiscal quarter, the ratio of (i) Consolidated Total Funded Debt (as defined in the Term Loan Agreement) as of such date to (b) Consolidated EBITDA (as defined in the Term Loan Agreement), measured for the preceding 12 months, to not more than 3.75 to 1.00 (or 4.25 to 1.00 during material acquisition periods, subject to certain limitations)
Covenant compliance						As of December 31, 2022, the Company was in compliance with all applicable covenants in the Term Loan Agreement.
Term Loan Facility | Term Loan Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Required leverage ratio during material acquisition period						4.25
Required leverage ratio						3.75
Term Loan Facility | Credit Agreement [Member]
Debt Instrument [Line Items]
Long term debt				$ 650,000,000		$ 650,000,000	650,000,000
Interest rate applicable				5.77%		5.42%
Term Loan Facility | Credit Agreement [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Credit facility maximum increase to borrowing capacity						$ 500,000,000
Maximum amount of increase in commitments under the credit agreement						3,000,000,000
Other Assets [Member] | Credit Agreement [Member]
Debt Instrument [Line Items]
Prepaid expense, debt issuance costs						2,901,000
Debt [Member]
Debt Instrument [Line Items]
Liabilities incurred				$ 17,097,000	$ 0	$ 127,136,000	108,345,000	$ 91,349,000
SOFR [Member] | Credit Agreement [Member]
Debt Instrument [Line Items]
Margin rate for loans						0.10%
SOFR [Member] | Credit Agreement [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long term debt						$ 391,000,000
Margin rate for loans						1.00%
Interest rate applicable						5.42%
SOFR [Member] | Credit Agreement [Member] | Term Loan Facility
Debt Instrument [Line Items]
Long term debt				$ 650,000,000		$ 650,000,000
Margin rate for loans						1.00%
Interest rate applicable				5.77%		5.42%
SOFR [Member] | Term Loan Facility | Term Loan Agreement [Member]
Debt Instrument [Line Items]
Margin rate for loans	0.10%
SOFR [Member] | Term Loan Facility | Term Loan Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Margin rate for loans	0.75%
SOFR [Member] | Term Loan Facility | Term Loan Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Margin rate for loans	1.25%
LIBOR [Member] | Credit Agreement [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long term debt							$ 631,000,000
Margin rate for loans							1.00%
Interest rate applicable							1.10%
LIBOR [Member] | Credit Agreement [Member] | Term Loan Facility
Debt Instrument [Line Items]
Long term debt							$ 650,000,000
Margin rate for loans							1.20%
Interest rate applicable							1.10%
Base Rate [Member] | Credit Agreement [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long term debt							$ 158,000,000
Margin rate for loans							0.00%
Interest rate applicable							3.25%
Base Rate [Member] | Canadian Prime Rate Loans and Swing Line Loans [Member] | Minimum [Member]
Debt Instrument [Line Items]
Margin rate for loans						0.00%
Base Rate [Member] | Canadian Prime Rate Loans and Swing Line Loans [Member] | Maximum [Member]
Debt Instrument [Line Items]
Margin rate for loans						0.25%
Base Rate [Member] | Term Loan Facility | Term Loan Agreement [Member] | Minimum [Member]
Debt Instrument [Line Items]
Margin rate for loans	0.00%
Base Rate [Member] | Term Loan Facility | Term Loan Agreement [Member] | Maximum [Member]
Debt Instrument [Line Items]
Margin rate for loans	0.25%
Canadian Bankers Acceptance Loan [Member] | Credit Agreement [Member] | Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Long term debt				$ 210,587,000		$ 223,705,000	$ 3,944,000
Margin rate for loans						1.00%	1.00%
Interest rate applicable				5.92%		5.74%	1.45%